Derivatives and Fair Value Measurements - Fair Values of Swaps and FSIRS in Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	$ 756
Liability derivatives not designated as hedging instruments	(3,145)	(11,743)
Net total not designated as hedging instruments	(2,389)	(11,743)
Swaps [Member] | Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	132
Liability derivatives not designated as hedging instruments	(126)
Net total not designated as hedging instruments	6
Swaps [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	391
Liability derivatives not designated as hedging instruments	(2,467)	(11,122)
Net total not designated as hedging instruments	(2,076)	(11,122)
Swaps [Member] | Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	233
Liability derivatives not designated as hedging instruments	(552)	(621)
Net total not designated as hedging instruments	(319)	(621)
FSIRS [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives designated as hedging instrument
Liability Derivatives designated as hedging instrument		(24,713)
Net total designated as hedging instrument		$ (24,713)